Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ 25,532	$ 25,269	$ 25,269	$ 49,976
Current deferred origination fees for current mortgage loans recievable	23,530	24,007	24,007	60,685
Allowance for mortgage loans recievable	945,104	924,424	924,424	798,758
Deferred origination fees for mortgage loans recievable	319,052	324,861	324,861	453,849
Accumulated amortization for deferred offering costs	$ 728,012	$ 728,012	$ 937,352	$ 937,352
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000	30,000,000	30,000,000
Common Stock, Issued	1,677,798	1,677,798	1,677,798	1,677,798
Common Stock, Outstanding	1,677,798	1,677,798	1,677,798	1,677,798